Concentrations of Risk - Schedule of Customer Concentration (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
KLC Ventures Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 6,701,850	RM 4,918,183
Percentage of revenues	12.89%	16.80%
Trade receivables	RM 504,341
SM Prominent Sdn Bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 12,614,057	RM 4,976,616
Percentage of revenues	24.26%	17.00%
Trade receivables	RM 840,220
Rams Solutions Sdn bhd [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 12,585,409	RM 4,000,000
Percentage of revenues	24.20%	13.66%
Trade receivables	RM 2,500,000
Customer Concentration [Member]
Schedule of Customer Concentration [Line Items]
Revenues	RM 31,901,316	RM 13,894,799
Percentage of revenues	61.35%	47.46%
Trade receivables	RM 3,844,561